WARRANTS (Tables)	12 Months Ended
Sep. 30, 2017
Warrants Tables
Warrants outstanding to purchase shares of Common Stock

	Number Outstanding	Average Exercise Price
Outstanding at September 30, 2014	3,940,150	$0.09
Granted	1,474,655	$0.26
Exercised	-	$-
Expired	3,740,150	$0.09
Outstanding at September 30, 2015	1,674,655	$0.26
Granted	1,935,625	$0.30
Exercised	-	$-
Expired	200,000	$0.25
Outstanding at September 30, 2016	3,410,280	$0.28
Granted	1,241,665	$0.30
Exercised	-	$-
Expired	100,000	$0.25
Outstanding at September 30, 2017	4,551,945	$0.29